Equity (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands																		12 Months Ended
		Jul. 23, 2024 $ / shares shares	Apr. 14, 2024 USD ($)	Jan. 05, 2024 $ / shares shares	Dec. 14, 2023 USD ($) $ / shares shares	Oct. 05, 2023 shares	Aug. 01, 2023 USD ($) $ / shares shares	Jul. 10, 2023 shares	Jun. 07, 2023 shares	Aug. 04, 2022 $ / shares shares	May 04, 2022 $ / shares	Nov. 09, 2021 $ / shares shares	Sep. 01, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Apr. 14, 2020 USD ($)	Mar. 30, 2020 USD ($) shares	Jul. 10, 2018 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) shares		Dec. 09, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 13, 2024 $ / shares shares	Sep. 16, 2024 $ / shares shares	Mar. 19, 2024 $ / shares shares	Aug. 23, 2023 $ / shares	Nov. 10, 2022 $ / shares	Nov. 10, 2022 CNY (¥) shares	Aug. 08, 2022 $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Feb. 19, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Jan. 04, 2021 shares	Dec. 31, 2020 shares	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity [Line Items]
Shares authorized (in Shares)																		25,000,000		25,000,000
Ordinary shares par value | $ / shares																		$ 0.06		$ 0.06
Ordinary shares issued (in Shares)																		6,434,040		2,097,535
Investment (in Dollars) | $																																							$ 6,000	$ 4,000	$ 6,000
Investment finance cos (in Dollars) | $																$ 6,000
Termination cost (in Dollars) | $			$ 4,000												$ 4,000
Purchase price | $ / shares																		$ 90
Ordinary shares, value (in Yuan Renminbi) | $																		$ 368,000		$ 121,000
Total gross proceeds (in Dollars) | $																						$ 6,459,000
Ordinary shares outstanding (in Shares)																		6,434,040		2,097,535
Warrants outstanding (in Shares)																																						12,705,000
Exercise price of warrants | $ / shares																								$ 0.001											$ 2.5	$ 1.4
Exercise of warrants (in Shares)																																			336,001
Warrants to purchase (in Shares)																		2,629,812
Outstanding warrants percentage																		55.50%
Net proceed from issuance of warrant (in Dollars) | $																		$ 5,730,000
Reduced exercise price | $ / shares														$ 1
Warrants price per share | $ / shares																		$ 345
Number of trading days																		20 days
Preceding trading days																		30 days
Expiration term																																Aug. 09, 2027
Warrant [Member]
Equity [Line Items]
Price per share | $ / shares														1
Gross proceeds (in Dollars) | $																		$ 6,192,286.8
Exercise of warrants (in Shares)																		4,423,062
Warrants price per share | $ / shares																		$ 9
Pre-funded Warrant [Member]
Equity [Line Items]
Offered shares (in Shares)													177,500,000
Ordinary shares issued (in Shares)										1,470,475
Purchase price | $ / shares													$ 0.2999
Sale of shares, price per share | $ / shares													0.0001
Exercise price of warrants | $ / shares													$ 0.0001																			$ 0.001
Warrants to purchase (in Shares)													177,500,000
Beneficially owning percentage													4.99%
Election of holder percentage													9.99%
Investor Warrants [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)										21,428,572
Exercise price of warrants | $ / shares																																$ 0.7
Public Warrants [Member]
Equity [Line Items]
Reduced exercise price | $ / shares																		0.7
Warrants price per share | $ / shares																		345
Pre-Funded Warrant [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																								$ 7.999
Warrants to purchase (in Shares)																								1,620,000
Minimum [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																		1.4
Maximum [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																		$ 11.5
Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares)																		500,000,000																								500,000,000
Ordinary shares par value | $ / shares										$ 0.0001	$ 0.003		$ 0.0001	$ 0.0001				$ 0.06						$ 0.06	$ 0.06	$ 0.06				$ 0.003												$ 0.0001
Offered shares (in Shares)										1,470,475			22,500,000	40,000,000				4,336,505	[1]	1,053,526	[1]	475,437	[1]
Ordinary shares issued (in Shares)																				2,097,535				880,000	120,372	727,425					3,532,841
Repurchase ordinary shares (in Shares)																																											47,035	47,035
Issued and outstanding ordinary shares percentage																		1.00%
Reserved shares (in Shares)																		531,005
Additional outstanding shares percentage																		1.00%
Purchase price | $ / shares										$ 0.3			$ 0.3	$ 1
Reverse Split description											thirty for one reverse stock split
Ordinary shares, value (in Yuan Renminbi) | ¥																															¥ 7,120,478
Sale of shares, price per share | $ / shares																								$ 8
Ordinary shares outstanding (in Shares)	[1]																	6,434,040		2,097,535		1,044,009												568,572
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares													$ 0.0001	$ 0.0001
Offered shares (in Shares)													22,500,000	40,000,000
Ordinary shares issued (in Shares)																		1,364,512																	336,001
Purchase price | $ / shares													$ 0.3	$ 1
Price per share | $ / shares														$ 2.5
Ordinary Shares [Member] | Pre-funded Warrant [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares										$ 0.003
Offered shares (in Shares)										22,899,047
Ordinary Shares [Member] | Public Warrants [Member]
Equity [Line Items]
Price per share | $ / shares																		$ 90
Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares authorized (in Shares)																																	16,666,667
Ordinary shares par value | $ / shares																																	$ 0.003
Authorized share capital | $																																	$ 50,000
Ordinary shares outstanding (in Shares)																		2,097,535
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares authorized (in Shares)																																	500,000,000
Ordinary shares par value | $ / shares																																	$ 0.003
Authorized share capital | $																																	$ 1,500,000
Ordinary shares issued (in Shares)																				6,434,040
Ordinary Shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																												$ 0.06
Ordinary shares issued (in Shares)																												209,753
Reverse Split [Member]
Equity [Line Items]
Warrants price per share | $ / shares																		$ 0.3
Joint Venture [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																											$ 0.06
Ordinary shares issued (in Shares)																											520,000
Equity interests percentage																											5.23%				3.30%
Individual Investor [Member]
Equity [Line Items]
Sale of shares (in Shares)							200,000
Total gross proceeds (in Dollars) | $							$ 1,000,000
Individual Investor [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares							$ 0.06
Price per share | $ / shares							$ 5
Equity Option [Member] | Ordinary Shares [Member]
Equity [Line Items]
Purchase of ordinary shares issued (in Shares)																3,050,701
Purchase of ordinary shares outstanding (in Shares)																3,050,701
2023 Share Consolidation [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																													$ 0.06
Securities Purchase Agreement [Member] | Investors [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares												$ 0.0001
Sale of shares (in Shares)												33,333,334
Price per share | $ / shares												$ 0.6
Asset Purchase Agreement [Member]
Equity [Line Items]
Number of units acquire (in Shares)						220
Asset Purchase Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Sale of shares (in Shares)						276,572		227,456	227,456
Subscription Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares				$ 0.06
Offered shares (in Shares)				303,497
Subscription Agreements [Member] | Three Individual Investors [Member] | Ordinary Shares [Member]
Equity [Line Items]
Sale of shares (in Shares)					303,497
Price per share | $ / shares					$ 3.342
Total gross proceeds (in Dollars) | $					$ 1,014,286
Sale of shares, price per share | $ / shares					$ 0.06
Acquisition Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares		$ 0.06
Offered shares (in Shares)		166,667
Meten International [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																	$ 0.01																											$ 0.01
Meten International [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares)																	38,000,000																										500,000,000	500,000,000
Ordinary shares par value | (per share)																	$ 0.01																										$ 0.0001	$ 0.01
Authorized share capital | $																	$ 380,000
Offered shares (in Shares)																	47,035
Ordinary shares issued (in Shares)																																											318,601,222	318,601,222
Meten International [Member] | Merger agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares conversion (in Shares)																318,601,222
Converted shares (in Shares)																48,391,607
EdtechX [Member]
Equity [Line Items]
Invested amount (in Dollars) | $																		$ 20,000
Purchase of shares (in Shares)																		2,000,000
EdtechX [Member] | Merger agreement [Member]
Equity [Line Items]
Converted shares (in Shares)																1,971,505
Chief Marketing Officer [Member] | 2020 Share Incentive Plan [Member]
Equity [Line Items]
Issued shares under plan (in Shares)																																					1,327,514
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise of pre-funded warrants (in Shares)																		1,408,791

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 13